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August 8, 2008                                                       VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: PHL Variable Universal Life Account
    PHL Variable Insurance Company
    Initial Registration Statement on Form N-4
    File Nos. 333-______ and 811-08914

To the Commission Staff:

On behalf of PHL Variable Universal Life Account (the "Registrant"), submitted for filing under the Securities Act of 1933, as amended, is an initial registration statement on Form N-4.

This initial registration statement includes a new prospectus for a deferred variable annuity contract. The contract provides for a choice among four death benefit options, and an optional Premium Enhancement feature, which must be elected at issue.

We look forward to the staff's review of this registration statement.

Please direct any questions to the undersigned at (860) 403-5134 or to Mary
(Kate) Johnson at (860) 403-5685.

Very truly yours,

/s/ Karen A. Peddle
--------------------------
Director, Life & Annuity
SEC/State Compliance
Phoenix Life Insurance
Company